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                          VARIABLE ANNUITY ACCOUNT TWO



                        FILING TYPE: NSAR-U
                        DESCRIPTION: ANNUAL REPORT FOR UNIT
                                     INVESTMENT TRUST
                        FILING DATE: FEB 29, 2000
                         PERIOD END:  DEC 31, 1999


                   PRIMARY EXCHANGE: N/A
                             TICKER: N/A


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VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust Date Filed: 2/29/00
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                                TABLE OF CONTENTS



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             To jump to a section, double-click on the section name.

                                     NSAR-U



Table 1 ...............................................................................1
Table 2 ...............................................................................2
Table 3 ...............................................................................5
Table 4 ...............................................................................6



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VARIABLE ANNUITY ACCOUNT TWO - NSAR-U -
Annual Report for Unit Investment Trust  Date Filed: 2/29/00
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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:     /  /      (a)
             or fiscal year ending:  12/31/99     (b)

Is this a transition report? (Y/N)                                         N


Is this an amendment to a previous filing? (Y/N)                           N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant Name: Variable Annuity Account Two of
                     Anchor National Life Insurance Company

         B.  File Number: 811-8626

         C.  Telephone Number: (310) 772-6000


2.       A.  Street: c/o SunAmerica Inc., 1 SunAmerica Center

         B.  City: Los Angeles    C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6022

         E.  Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]


         B. How many separate series or portfolios did Registrant have at the end of the period?


                                                                          Page 1




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For period ending 12/31/99                             If filing more than one
File number 811-8626                                   Page 47, "X" box:
                                                                         ------




UNIT INVESTMENT TRUSTS



111.  A. [/]     Depositor Name: Anchor National Life Insurance Company
      B. [/]     File Number (If any): 33-81472; 811-8626
      C. [/]     City: Los Angeles  State: CA  Zip Code: 90067  Zip Ext.: 6022
         [/]     Foreign Country:                    Foreign Postal Code:



111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:






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For period ending 12/31/99                           If filing more than one
File number 811-8626                                 Page 48, "X" box:
                                                                         ------




111.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name: SunAmerica Capital Services, Inc.
      B. [/]     File Number:  8-28733
      C. [/]     City: New York   State: NY       Zip Code: 10017  Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers, LLP
      B. [/]     City: Los Angeles  State: CA     Zip Code: 90071  Zip Ext.:2889
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:






                                                                          Page 3



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For period ending 12/31/99                           If filing more than one
File number 811-8626                                 Page 49, "X" box:
                                                                         ------



116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of                        N
                 investment companies? (Y/N)                          ---------
                                                                         Y/N

      B. [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of                      Y
                 an insurance company? (Y/N)                           ---------
                                                                         Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                        Y
                                                                      ---------
                                                                         Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)         N
                                                                      ---------
                                                                         Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)          N
                                                                      ---------
                                                                         Y/N

      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)                  N
                                                                      ---------
                                                                         Y/N

118.     [/] State the number of series existing at the end of the
         period that had securities registered under the
         Securities Act of 1933                                           1
                                                                      ---------

119.     [/] State the number of new series for which registration
         statements under the Securities Act of 1933 became               0
         effective during the period                                  ---------


120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                    $   0
                                                                      ---------

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the                    1
         period
                                                                      ---------

122. [/] State the number of existing series for which
         additional units were registered under the                       1
         Securities Act of 1933 during the current period
                                                                      ---------





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For period ending 12/31/99                           If filing more than one
File number 811-8626                                 Page 50, "X" box:
                                                                         ------


123.     [/]   State the total value of the additional units             $ 2,517
               considered in answering item 122 ($000's omitted)         -------

124.     [/]   State the total value of units of prior
               series that were placed in the portfolios of
               subsequent series during the current period (the
               value of these units is to be measured on the
               date they were placed in the subsequent series)           $
               (000's omitted)                                           -------

125.     [/]   State the total dollar amount of sales loads
               collected (before reallowances to other brokers
               or dealers) by Registrant's principal underwriter
               and any underwriter which is an affiliated person
               of the principal underwriter during the current
               period solely from the sale of units of all              $
               series of Registrant (000's omitted)                     -------

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.) (000's        $
         omitted)                                                       -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                Number of       Total Assets        Total Income
                                                 Series           ($000's            Distributions
                                                Investing         omitted)         ($000's omitted)
                                                ---------       ------------       ----------------
A. U.S. Treasury direct issue                                     $                    $
                                                 ------           --------             -------

B. U.S. Government agency                                         $                    $
                                                 ------           --------             -------

C. State and municipal tax-free                                   $                    $
                                                 ------           --------             -------

D. Public utility debt                                            $                    $
                                                 ------           --------             -------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                    $                    $
                                                 ------           --------             -------

F. All other corporate intermed.
   & long-term debt                                               $                    $
                                                 ------           --------             -------

G. All other corporate short-term debt                            $                    $
                                                 ------           --------             -------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                               $                    $
                                                 ------           --------             -------

I. Investment company equity securities                           $                    $
                                                 ------           --------             -------

J. All other equity securities                      1             $ 14,382             $   509
                                                 ------           --------             -------

K. Other securities                                               $                    $
                                                 ------           --------             -------

L. Total assets of all series of registrant         1             $ 14,382             $   509
                                                 ------           --------             -------



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For period ending 12/31/99                           If filing more than one
File number 811-8626                                 Page 51, "X" box:
                                                                         ------


128.    [/]    Is the timely payment of principal and
               interest on any of the portfolio securities held
               by any of Registrant's series at the end of the
               current period insured or guaranteed by an                  N
               entity other than the issuer? (Y/N)                      -------
               [If answer is "N" (No), go to item 131.]                   Y/N


129.    [/]    Is the issuer of any instrument covered in
               item 128 delinquent or in default as to payment
               of principal or interest at the end of the               -------
               current period? (Y/N) [If answer is "N" (No), go           Y/N
               to item 131.]


130.    [/]    In computations of NAV or offering price per
               unit, is any part of the value attributed to
               instruments identified in item 129 derived from          -------
               insurance or guarantees? (Y/N)                             Y/N

131.    [/]    Total expenses incurred by all series of
               Registrant during the current reporting period
               ($000's omitted)                                          $  224
                                                                         ------


132.    [/]    List the "811" (Investment Company Act of
               1940) registration number for all Series of Registrant that are being included in this filing:


         811-8626            811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-

         811-                811-            811-            811-            811-




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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 28, 2000


NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:        Anchor National Life
                                                  Insurance Company


By (Name and Title):                          Witness (Name and Title):



/S/ N. SCOTT GILLIS                           /S/ SUSAN L. HARRIS
-------------------------------               ---------------------------------
N. Scott Gillis                               Susan L. Harris
Senior Vice President                         Senior Vice President & Secretary




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